Commitments, contingencies and operating risks (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Minimum Lease Rentals Under Non Cancellable Operating Lease Commitments for Office Premises

Future minimum lease rentals under non-cancellable operating lease commitments for office premises as of December 31, 2017 and December 31, 2016    are as follows:

	As of December 31, 2016	As of December 31, 2017
Within one year	244	397
After one year but not more than five years	583	693

Schedule of Outstanding Credit Limits Possible to Be Used and Related Commitments

Outstanding credit limits possible to be used including credit limits not yet activated by the customers and related commitments are as follows:

	As of December 31, 2016	As of December 31, 2017
Unused limits on instalment card loans	127	8,603